SUBSEQUENT EVENTS- Acquisition of EliteCRM (Details) - EliteCRM - Subsequent event - CNY (¥) ¥ in Millions		1 Months Ended
	Mar. 10, 2021	Dec. 31, 2021
Subsequent Event [Line Items]
Total cash consideration	¥ 180
Payment of cash consideration	¥ 126	¥ 54
Ordinary shares issued in business acquisition	2,411,177
Business acquisition interest paid	70.00%
Vesting period	2 years